Bank loans (Details Narrative)	1 Months Ended	12 Months Ended
	Nov. 30, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Debt Disclosure [Abstract]
Debt instrument term	5 years	5 years	5 years
Unsecured debt	$ 200,000					$ 100,000
Debt instrument maturity date	November 2029	January 2026	January 2026
Interest rate	8.00%	2.50%	2.50%
Bank loan carrying amount		$ 128,220		$ 218,978		$ 164,929
Interest expenses		$ 11,447	$ 14,724	$ 1,783	$ 727